Benefit Plans (Funded Status of Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Japan
Change in benefit obligations:
Benefit obligations at beginning of year	¥ 220,023	¥ 222,106
Service cost	13,100	13,670	¥ 12,278
Interest cost	383	185	1,406
Actuarial (gain) loss	(6,420)	(6,130)
Benefits paid	(8,465)	(9,955)
Acquisitions of Business	1,429
Plan Amendment		147
Benefit obligations at end of year	220,050	220,023	222,106
Change in plan assets:
Fair value of plan assets at beginning of year	211,921	202,368
Actual return on plan assets	6,999	8,098
Employer contribution	10,833	11,384
Benefits paid	(8,439)	(9,929)
Fair value of plan assets at end of year	221,314	211,921	202,368
Funded status	1,264	(8,102)
Foreign Pension Plans
Change in benefit obligations:
Benefit obligations at beginning of year	54,639	55,715
Service cost	716	698	689
Interest cost	1,577	1,537	1,732
Plan participants' contributions		1
Actuarial (gain) loss	(785)	2,774
Benefits paid	(2,876)	(2,548)
Foreign exchange adjustment	1,743	(3,465)
Other	(40)	(73)
Benefit obligations at end of year	54,974	54,639	55,715
Change in plan assets:
Fair value of plan assets at beginning of year	35,334	32,912
Actual return on plan assets	2,590	4,185
Employer contribution	1,488	2,111
Plan participants' contributions		1
Benefits paid	(1,751)	(1,472)
Foreign exchange adjustment	270	(2,370)
Other expenses	(40)	(33)
Fair value of plan assets at end of year	37,891	35,334	¥ 32,912
Funded status	¥ (17,083)	¥ (19,305)